AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 84.8%
Communication Services - 7.0%
Link Net Tbk PT (Indonesia)	5,200,000	$840,644
Otelco, Inc., Class A (United States)*	34,031	160,286
Reading International, Inc., Class A (United States)*	482,000	1,874,980
Spark Networks SE, ADR (Germany)*	186,500	481,170

Total Communication Services		3,357,080
Consumer Discretionary - 9.7%
B&S Group, S.A.R.L. (Luxembourg)[1]	475,000	2,116,466
Cambria Automobiles PLC (United Kingdom)	567,500	250,771
Legacy Housing Corp. (United States)*	7,900	73,075
Marshall Motor Holdings PLC (United Kingdom)	229,000	247,757
Texhong Textile Group, Ltd. (Hong Kong)[2]	1,602,500	1,217,468
Tilly's, Inc., Class A (United States)	95,000	392,350
Vivo Energy PLC (United Kingdom)[1]	425,000	356,327

Total Consumer Discretionary		4,654,214
Consumer Staples - 12.5%
Arcus ASA (Norway)[1]	347,629	1,036,455
Cosco Capital, Inc. (Philippines)	3,366,100	313,940
Italian Wine Brands S.P.A (Italy)	103,000	1,323,426
Naked Wines PLC (United Kingdom)	950,000	2,961,781
Thai Wah PCL, Class F (Thailand)	4,213,300	358,661

Total Consumer Staples		5,994,263
Energy - 7.2%
Hargreaves Services PLC (United Kingdom)	328,938	828,476
Lamprell PLC (United Arab Emirates)*	1,898,251	307,695
Pardee Resources Co., Inc. (United States)	7,352	863,861
Total Energy Services, Inc. (Canada)	1,105,000	1,452,604

Total Energy		3,452,636
Financials - 6.7%
IMF Bentham, Ltd. (Australia)	1,282,462	3,031,679
Spice Private Equity AG (Switzerland)	17,781	200,925

Total Financials		3,232,604
Health Care - 1.6%
HLS Therapeutics, Inc. (Canada)	14,660	179,695
WIN-Partners Co., Ltd. (Japan)	62,700	568,837

Total Health Care		748,532
Industrials - 28.6%
Aggreko PLC (United Kingdom)	113,000	675,345
AMERCO (United States)	5,100	1,481,805
Boustead Singapore, Ltd. (Singapore)	3,700,000	1,549,702
CB Industrial Product Holding Bhd (Malaysia)	6,380,800	1,218,556
	Shares	Value

Fjord1 A.S.A. (Norway)[1]	215,000	$723,805
Freund Corp. (Japan)	60,200	262,039
GrafTech International, Ltd. (United States)[2]	200,000	1,624,000
Judges Scientific PLC (United Kingdom)	8,500	438,903
Komelon Corp. (South Korea)	70,000	393,940
Mitani Corp. (Japan)	7,200	358,371
Nam Lee Pressed Metal Industries, Ltd. (Singapore)	497,300	104,819
Ocean Wilsons Holdings, Ltd. (Bermuda)	254,000	2,076,479
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	87,171	459,327
Sam Yung Trading Co., Ltd. (South Korea)	199,000	2,029,848
Utoc Corp. (Japan)	69,000	340,158

Total Industrials		13,737,097
Information Technology - 5.1%
Bixolon Co., Ltd. (South Korea)	135,019	446,976
GMO Pepabo, Inc. (Japan)	53,100	672,070
Ifis Japan, Ltd. (Japan)	75,100	497,438
Reckon, Ltd. (Australia)	645,685	206,319
Webstep A.S. (Norway)[1]	415,000	629,851

Total Information Technology		2,452,654
Materials - 6.0%
FutureFuel Corp. (United States)	80,000	901,600
Master Drilling Group, Ltd. (South Africa)	1,178,934	441,635
SK Kaken Co., Ltd. (Japan)	800	273,985
Trecora Resources (United States)*	215,000	1,279,250

Total Materials		2,896,470
Utilities - 0.4%
Maxim Power Corp. (Canada)*	140,000	164,144

Total Common Stocks (Cost $62,426,635)		40,689,694

	Principal Amount
Corporate Bonds and Notes - 8.1%
Industrials - 8.1%
Colabor Group, Inc. (Canada) 6.000%, 10/13/21[3]	$4,755,000	2,196,227
Helix Energy Solutions Group, Inc. (United States) 4.125%, 09/15/23[3]	500,000	327,680
JAKKS Pacific, Inc. (United States) 4.875%, 06/01/20[1,3]	1,500,000	1,375,450

Total Corporate Bonds and Notes (Cost $4,814,391)		3,899,357

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Closed-End Fund - 0.6%
Industrials - 0.6%
Excelsior Capital, Ltd. (Australia) (Cost $437,212)	375,377	$272,812

Preferred Stocks - 3.3%
Health Care - 0.0%
HLS Therapeutics, Inc. (Canada)[4,5]	24,901	0
Information Technology - 3.3%
Samsung Electronics Co., Ltd., 2.150% (South Korea)	49,000	1,596,794

Total Preferred Stocks (Cost $983,724)		1,596,794

Principal Amount
Short-Term Investments - 7.5%
Joint Repurchase Agreements - 3.7%[6]
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 11.000%, 04/15/20 - 01/01/59, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Royal Bank of Canada, dated 03/31/20, due 04/01/20, 0.010% total to be received $761,353 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.000%, 08/01/23 - 06/01/51, totaling $776,580)	$761,353	$761,353

Total Joint Repurchase Agreements		1,761,353

	Shares
Other Investment Companies - 3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[7]	608,948	608,948
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[7]	608,949	608,949
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[7]	627,403	627,403

Total Other Investment Companies		1,845,300

Total Short-Term Investments (Cost $3,606,653)		3,606,653
Total Investments - 104.3% (Cost $72,268,615)		50,065,310
Other Assets, less Liabilities - (4.3)%		(2,052,570)
Net Assets - 100.0%		$48,012,740

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $6,238,354 or 13.0% of net assets.
[2]	Some of these securities, amounting to $1,623,183 or 3.4% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Convertible Security. A corporate bond, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds at March 31, 2020, amounted to $3,899,357 or 8.1% of net assets.
[4]	Preferred Shares of a liquidating trust.
[5]	Security's value was determined by using significant unobservable inputs.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[7]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$5,507,493	$8,229,604	—	$13,737,097
Consumer Staples	4,285,207	1,709,056	—	5,994,263
Consumer Discretionary	4,155,686	498,528	—	4,654,214
Energy	2,624,160	828,476	—	3,452,636
Communication Services	2,516,436	840,644	—	3,357,080
Financials	200,925	3,031,679	—	3,232,604
Materials	2,622,485	273,985	—	2,896,470
Information Technology	446,976	2,005,678	—	2,452,654
Health Care	179,695	568,837	—	748,532
Utilities	164,144	—	—	164,144
Corporate Bonds and Notes†	—	3,899,357	—	3,899,357
Closed-End Fund	—	272,812	—	272,812
Preferred Stocks
Information Technology	—	1,596,794	—	1,596,794
Health Care	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	1,761,353	—	1,761,353
Other Investment Companies	1,845,300	—	—	1,845,300
Total Investments in Securities	$24,548,507	$25,516,803	$0	$50,065,310

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2020, was as follows:
Country	% of Long-Term Investments
Australia	7.6
Bermuda	4.5
Canada	8.6
Germany	1.0
Hong Kong	2.6
Indonesia	1.8
Italy	2.8
Japan	6.4
Luxembourg	4.6
Malaysia	2.6
Mexico	1.0
Norway	5.1
Philippines	0.7
Singapore	3.6
South Africa	0.9
South Korea	9.6
Switzerland	0.4
Thailand	0.8
United Arab Emirates	0.7
United Kingdom	12.4
United States	22.3
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,623,183	$1,761,353	—	$1,761,353
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.